Cover Page Document	Apr. 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity Registrant Name	SELECTA BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37798
Entity Tax Identification Number	26-1622110
Entity Address, Address Line One	65 Grove Street,
Entity Address, City or Town	Watertown,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	923-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	SELB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001453687
Amendment Flag	false